Income taxes - Summary of Income (Loss) Before Income Taxes and the Provision for Current and Deferred Income Taxes Attributable (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Profit Loss Before Tax And Major Components Of Tax Expense Income [Abstract]
Income (loss) before income taxes:	¥ 1,117,503	¥ 997,965
Income tax expenses
Current	238,602	156,592
Deferred	(9,505)	(202,523)
Income tax expense, Total	¥ 229,097	¥ (45,931)